Discontinued operations and assets included in disposal groups classified as held for sale and associated liabilities (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Profit on disposal of subsidiaries, associates and joint ventures	£ 126	£ 88	£ 0
Total loss in respect of the discontinued operation	0	0	£ 47
Other equity instruments [member]
Disclosure of operating segments [line items]
Net equity impact of intra-group transfers		2,070
UK Banking Business [member] | Fair value through other comprehensive income reserve [member]
Disclosure of operating segments [line items]
Net equity impact of intra-group transfers		(16)
UK Banking Business [member] | Retained earnings [member]
Disclosure of operating segments [line items]
Net equity impact of intra-group transfers		14,187
UK Banking Business [member] | Barclays Bank UK PLC [member]
Disclosure of operating segments [line items]
Total loss in respect of the discontinued operation		£ 47
Barclaycard International Payments Limited [member] | Barclays Principal Investments Limited [member]
Disclosure of operating segments [line items]
Profit on disposal of subsidiaries, associates and joint ventures	45
Entercard Group AB [member] | Barclays Principal Investments Limited [member]
Disclosure of operating segments [line items]
Profit on disposal of subsidiaries, associates and joint ventures	13
Carnegie Holdings Limited [member] | Barclays Principal Investments Limited [member]
Disclosure of operating segments [line items]
Profit on disposal of subsidiaries, associates and joint ventures	57
Barclays Mercantile Business Finance Limited [member] | Barclays Principal Investments Limited [member]
Disclosure of operating segments [line items]
Profit on disposal of subsidiaries, associates and joint ventures	11
Barclays Bank PLC [member] | Barclaycard International Payments Limited [member] | Barclays Principal Investments Limited [member]
Disclosure of operating segments [line items]
Profit on disposal of subsidiaries, associates and joint ventures	56
Proceeds from sales of investments accounted for using equity method	102
Barclays Bank PLC [member] | Entercard Group AB [member] | Barclays Principal Investments Limited [member]
Disclosure of operating segments [line items]
Profit on disposal of subsidiaries, associates and joint ventures	192
Proceeds from sales of investments accounted for using equity method	292
Barclays Bank PLC [member] | Carnegie Holdings Limited [member] | Barclays Principal Investments Limited [member]
Disclosure of operating segments [line items]
Profit on disposal of subsidiaries, associates and joint ventures	133
Proceeds from sales of investments accounted for using equity method	188
Barclays Bank PLC [member] | Barclays Mercantile Business Finance Limited [member] | Barclays Principal Investments Limited [member]
Disclosure of operating segments [line items]
Profit on disposal of subsidiaries, associates and joint ventures	23
Proceeds from sales of investments accounted for using equity method	£ 154